Share Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Capital	SHARE CAPITAL
Common Shares
The Company is authorized to issue an unlimited number of common shares. At December 31, 2022 and 2021, the Company had 142,239 common shares issued and outstanding.
Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2022 and 2021, the Company had no preferred shares issued and outstanding.